EA Series Trust
19 East Eagle Road
Havertown, PA 19083

April 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Guru Favorite Stocks ETF (S000073969) (the “Fund”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 31, 2024, and filed electronically as Post-Effective Amendment No. 339 to the Trust’s Registration Statement on March 28, 2024 and effective as of March 31, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (267) 393-5233.
Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary